Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets

	Technology know how	Development costs	Total
	RMB’000	RMB’000	RMB’000
	(Restated)		(Restated)

Cost
At January 1, 2017, December 31, 2017 and January 1, 2018	—	136,822	136,822
Addition	—	195,879	195,879
Transfer	136,822	(136,822)	—

At December 31, 2018	136,822	195,879	332,701

Amortisation and impairment
At January 1, 2017	—	86,700	86,700
Charge to consolidated statement of profit or loss	—	40,000	40,000

At December 31, 2017 and January 1, 2018	—	126,700	126,700
Transfer	126,700	(126,700)	—

At December 31, 2018	126,700	—	126,700

Net carrying amount
At December 31, 2016	—	50,122	50,122

At December 31, 2017	—	10,122	10,122

At December 31, 2018	10,122	195,879	206,001

US$’000	1,513	29,279	30,792